Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories
Raw materials	$ 19,853	$ 7,688
Work-in-progress	1,122	865
Finished goods	15,268	17,252
Total inventories	36,243	25,805
Net realizable value inventory adjustments and excess and obsolete inventory charges	$ 889	$ 7,123	$ 2,711